Operating Segment and Revenue Information - Schedule of Revenue by Therapeutic Area and Product (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of products and services [line items]
Revenue from contracts with customers	¥ 4,505,720	¥ 4,581,551	¥ 4,263,762
Total Gastroenterology
Disclosure of products and services [line items]
Revenue from contracts with customers	1,407,460	1,357,022	1,216,207
ENTYVIO
Disclosure of products and services [line items]
Revenue from contracts with customers	958,042	914,098	800,919
GATTEX/REVESTIVE
Disclosure of products and services [line items]
Revenue from contracts with customers	145,659	146,289	119,252
TAKECAB/VOCINTI
Disclosure of products and services [line items]
Revenue from contracts with customers	143,684	130,763	118,526
DEXILANT
Disclosure of products and services [line items]
Revenue from contracts with customers	37,259	38,548	45,278
EOHILIA
Disclosure of products and services [line items]
Revenue from contracts with customers	8,780	5,452	200
RESOLOR/MOTEGRITY
Disclosure of products and services [line items]
Revenue from contracts with customers	7,261	19,481	20,880
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	106,776	102,391	111,153
Total Rare Diseases
Disclosure of products and services [line items]
Revenue from contracts with customers	762,698	752,816	688,423
TAKHZYRO
Disclosure of products and services [line items]
Revenue from contracts with customers	223,924	223,163	178,677
ADVATE
Disclosure of products and services [line items]
Revenue from contracts with customers	105,518	111,758	122,911
ELAPRASE
Disclosure of products and services [line items]
Revenue from contracts with customers	100,485	97,243	91,561
REPLAGAL
Disclosure of products and services [line items]
Revenue from contracts with customers	80,425	77,852	73,553
ADYNOVATE/ADYNOVI
Disclosure of products and services [line items]
Revenue from contracts with customers	56,689	64,613	66,308
LIVTENCITY
Disclosure of products and services [line items]
Revenue from contracts with customers	46,909	32,997	19,085
VONVENDI
Disclosure of products and services [line items]
Revenue from contracts with customers	25,282	20,934	16,188
ADZYNMA
Disclosure of products and services [line items]
Revenue from contracts with customers	11,957	7,082	425
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	111,510	117,173	119,715
Total PDT
Disclosure of products and services [line items]
Revenue from contracts with customers	1,057,524	1,032,662	903,699
Immunoglobulin
Disclosure of products and services [line items]
Revenue from contracts with customers	790,571	757,771	644,587
Albumin
Disclosure of products and services [line items]
Revenue from contracts with customers	140,316	141,381	133,990
FEIBA
Disclosure of products and services [line items]
Revenue from contracts with customers	32,868	39,431	40,543
HEMOFIL/IMMUNATE/IMMUNINE
Disclosure of products and services [line items]
Revenue from contracts with customers	25,377	25,586	19,518
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	68,392	68,493	65,062
Total Oncology
Disclosure of products and services [line items]
Revenue from contracts with customers	580,126	560,430	462,362
ADCETRIS
Disclosure of products and services [line items]
Revenue from contracts with customers	140,213	129,025	109,425
LEUPLIN/ENANTONE
Disclosure of products and services [line items]
Revenue from contracts with customers	120,789	119,265	107,350
NINLARO
Disclosure of products and services [line items]
Revenue from contracts with customers	82,109	91,242	87,361
ICLUSIG
Disclosure of products and services [line items]
Revenue from contracts with customers	75,045	70,728	54,706
FRUZAQLA
Disclosure of products and services [line items]
Revenue from contracts with customers	55,113	47,954	10,080
ALUNBRIG
Disclosure of products and services [line items]
Revenue from contracts with customers	36,934	36,432	28,524
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	69,923	65,783	64,915
Total Vaccines
Disclosure of products and services [line items]
Revenue from contracts with customers	59,607	55,412	50,355
QDENGA
Disclosure of products and services [line items]
Revenue from contracts with customers	40,767	35,580	9,557
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	18,840	19,832	40,798
Total Neuroscience
Disclosure of products and services [line items]
Revenue from contracts with customers	414,343	565,816	627,014
VYVANSE/ELVANSE
Disclosure of products and services [line items]
Revenue from contracts with customers	203,233	350,607	423,221
TRINTELLIX
Disclosure of products and services [line items]
Revenue from contracts with customers	121,841	125,735	104,797
ADDERALL XR
Disclosure of products and services [line items]
Revenue from contracts with customers	24,748	28,430	41,756
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	64,521	61,044	57,241
Total Other
Disclosure of products and services [line items]
Revenue from contracts with customers	223,961	257,392	315,701
FOSRENOL
Disclosure of products and services [line items]
Revenue from contracts with customers	8,842	7,911	13,529
AZILVA
Disclosure of products and services [line items]
Revenue from contracts with customers	7,142	11,808	33,636
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	¥ 207,977	¥ 237,673	¥ 268,536